Goodwill and Intangible Assets (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		$ 13,481,000		$ 13,481,000	$ 13,481,000
Goodwill, Impairment loss		0	$ 0	0	0	$ 0
Amortization of intangible assets		$ 2,896,000	$ 2,803,000	3,738,000	3,738,000	$ 3,713,000
Impairment of Intangible assets excluding goodwill				$ 0	$ 0
Weighted Average [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life		10 years 7 months 6 days
Finite lived intangible assets, remaining amortization period				10 years 7 months 6 days
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life				15 years
Technology-Based Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life				15 years
Finite lived intangible assets, remaining amortization period		15 years
Assembled Workforce [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life				5 years
Licensing Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	$ 5,700,000
Acquired finite lived intangible assets, weighted average useful life	15 years